Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The Company’s consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) as determined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) and pursuant to the regulations of the U.S. Securities and Exchange Commission (“SEC”).
Pursuant to the Merger Agreement, the merger between Merger Sub and Legacy Origin was accounted for as a reverse recapitalization in accordance with U.S. GAAP (the “Reverse Recapitalization”). Under this method of accounting, Artius was treated as the “acquired” company and Legacy Origin is treated as the acquirer for financial reporting purposes.
Accordingly, for accounting purposes, the Reverse Recapitalization was treated as the equivalent of Legacy Origin issuing stock for the net assets of Artius, accompanied by a recapitalization. The net assets of Artius are stated at historical cost, with no goodwill or other intangible assets recorded.
Legacy Origin was determined to be the accounting acquirer based on the following predominant factors:
•the Company’s Board of Directors (the “Board”) and management are primarily composed of individuals associated with Legacy Origin;
•Legacy Origin’s senior management comprise the senior management roles of the Company and are responsible for the day-to-day operations;
•the Company assume the “doing business as” name of the Legacy Origin; and
•The intended strategy and operations of the Company continue Legacy Origin’s current strategy and operations as a carbon negative materials company with a mission to enable the world’s transition to sustainable materials.
The consolidated assets, liabilities and results of operations prior to the Reverse Recapitalization are those of Legacy Origin. The shares and corresponding capital amounts and losses per share, prior to the Business Combination, have been retroactively restated based on shares reflecting the Exchange Ratio (as defined below) established in the Business Combination.
Use of Estimates	Use of Estimates The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of commitments and contingencies at the date of the financial statements as well as reported amounts of expenses during the reporting periods. Estimates made by the Company include, but are not limited to, those related to the valuation of common stock and valuation of convertible preferred stock warrants prior to the Business Combination, valuation of the earnout liability, valuation of assumed common stock warrants liability, carrying amount and useful lives of property and equipment and intangible assets, impairment assessments, marketable securities, stock-based compensation expense, probabilities of achievement of performance conditions on performance stock awards, among others. The Company bases these estimates on historical experience and on various other assumptions that it believes are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying amounts of assets and liabilities that are not readily apparent from other sources. Actual results could differ materially from those estimates.
Principles of Consolidation	Principles of Consolidation The consolidated financial statements have been prepared in accordance with U.S. GAAP and applicable rules and regulations of the SEC and include the accounts of the Company and its wholly-owned subsidiaries, Origin Materials Canada Holding Limited, Origin Materials Canada Polyesters Limited, Origin Material Canada Pioneer Limited, Origin Materials Canada Research Limited, and Micromidas, Inc. (now known as Origin Materials Operating, Inc.). All intercompany accounts and transactions have been eliminated in consolidation.
Concentration of Credit Risk	Concentration of Credit Risk Financial instruments that potentially subject the Company to concentrations of credit risk are primarily cash, cash equivalents and marketable securities. The Company maintains its cash, cash equivalents, and marketable securities accounts with a financial institution where, at times, deposits exceed federal insurance limits. Management believes that the Company is not exposed to significant credit risk as the Company’s deposits are held at financial institutions that management believes to be of high credit quality. The Company has not experienced any losses on these deposits.
Cash and Cash Equivalents and Restricted Cash
Cash and Cash Equivalents and Restricted Cash
The Company considers all highly liquid investments with an initial maturity of three months or less at the date of purchase to be cash equivalents. The Company maintains such funds in cash deposits and money market accounts.
Restricted cash consists of cash held in a control account as collateral for the Company’s credit card services, escrow services, and standby letter of credit. These restricted cash balances have been excluded from cash and cash equivalents balance and are included within other current assets in the Consolidated Balance Sheets based on the respective maturity dates.
Marketable Securities
Marketable Securities
The Company’s investment policy is consistent with the definition of available-for-sale securities. The Company does not buy and hold securities principally for the purpose of selling them in the near future. The Company’s policy is focused on the preservation of capital, liquidity, and return. The Company considers all of its marketable debt securities as available for use in current operations, including those with maturity dates beyond one year, and therefore classifies these securities within current assets on the consolidated balance sheets. Securities are classified as available for sale and are carried at fair value, with the change in unrealized gains and losses, net of tax, reported as a separate component on the consolidated statements of comprehensive income until realized. Fair value is determined based on quoted market rates when observable or utilizing data points that are observable, such as quoted prices, interest rates and yield curves. Securities with an amortized cost basis in excess of estimated fair value are assessed to determine what amount of the excess, if any, is caused by expected credit losses, as required by new accounting pronouncement, Accounting Standards Update No. 2016-13 (“ASU 2016-13”), discussed in further detail below. Expected credit losses on securities are recognized in other income (expense), net on the consolidated statements of operations and comprehensive loss, and any remaining unrealized losses, net of taxes, are included in accumulated other comprehensive loss in the consolidated statement of redeemable convertible preferred stock and stockholders' equity. For the purposes of computing realized and unrealized gains and losses, the cost of securities sold is based on the specific-identification method. Interest on securities classified as available for sale is included as a component of interest income within other income (expense).
The nature of these financial instruments include instruments for which quoted prices are available but traded less frequently, instruments whose fair value has been derived using a model where inputs to the model are directly observable in the market, or can be derived principally from or corroborated by observable market data, and instruments that are fair valued using other financial instruments, the parameters of which can be directly observed. Level 2 financial instruments include agency mortgage-backed securities, corporate fixed income securities infrequently traded, and other securities, which primarily consist of sovereign debt, U.S. government agency securities, loans, and state and municipal securities.

Derivative Financial Instruments
Derivative Financial Instruments
The Company evaluated the stockholder convertible notes payable in accordance with ASC 815, Derivatives and Hedging and determined that the embedded components of these contracts qualify as a derivative to be separately accounted for as a liability. The Company records the fair value of the embedded components in accordance with ASC 815, Derivatives and Hedging. The fair value of the derivatives was calculated using a model that estimated the value that would be paid to transfer the liability in an orderly transaction between market participants at the measurement date. The fair value of the derivative liabilities is revalued on each balance sheet date with a corresponding gain or loss recorded in the Consolidated Statements of Operations and Comprehensive Income (Loss).
The Company enters into foreign currency derivative contracts with financial institutions to reduce foreign exchange risk related to marketable securities. The Company uses forward currency derivative contracts to minimize the Company’s exposure to balances primarily denominated in the British Pound Sterling and Australian Dollar. The Company’s foreign currency derivative contracts, which are not designated as hedging instruments, are used to reduce the exchange rate risk associated primarily with marketable securities. The Company’s derivative financial instruments program is not designated for trading or speculative purposes. Outstanding foreign currency derivative contracts are recorded at fair value on the consolidated balance sheets.
Foreign currency derivative contracts are marked-to-market at the end of each reporting period with gains and losses recognized in the change in fair value of derivatives within other (income) expense. While the contract or notional amount is often used to express the volume of foreign currency derivative contracts, the amounts potentially subject to credit risk are generally limited to the amounts, if any, by which the counterparties’ obligations under the agreements exceed the obligations of the Company to the counterparties.
Fair Value of Financial Instruments
Fair Value of Financial Instruments
The Company applies the fair value measurement accounting standard whenever other accounting pronouncements require or permit fair value measurements. Fair value is defined in the accounting standard as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy under current accounting guidance prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (Level 1, Level 2, and Level 3).
Level 1 inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability and reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk) in a principal market.
The carrying amounts of working capital balances approximate their fair values due to the short maturity of these items. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest rate, currency, or credit risks arising from its financial instruments. The fair value of debt approximates its carrying value based on prevailing market rates. The fair values of the assumed common stock warrants which are publicly traded are level 1 inputs. The fair value of the assumed common stock warrants which are not publicly traded, cash equivalents, marketable securities, and foreign currency derivative contracts are level 2 inputs as the Company uses quoted market prices or alternative pricing sources and models utilizing observable market inputs. The earnout liability, derivative liability and redeemable convertible preferred stock warrant liability were estimated using Level 3 inputs.
Other Receivables	Other Receivables Other receivables consist of amounts due from foreign governmental entities related to the Canadian harmonized sales tax (HST) and goods and services tax (GST) for goods and services transacted in Canada, and amounts due from cash collateral held by others for foreign currency derivative contracts.
AgriScience Grant	AgriScience Grant In January 2019, the Company entered into an agreement in which it will participate in the AgriScience Program Cluster Component grant through the Canadian Agricultural Partnership, whereby the Company will receive reimbursements for eligible expenditures up to approximately $2.7 million (in Canadian dollars) through March 2022. Grants are received through reimbursements from the Canadian government and recognized, upon completion of scope of services on a quarterly basis. Grants are recognized as a reduction of property, plant, and equipment or expense based on the nature of the cost the grant is reimbursing.
Property, Plant, and Equipment	Property, Plant, and Equipment Property, plant, and equipment are recorded at cost and depreciated or amortized using the straight-line method over the estimated useful lives of the respective assets. Existing useful lives range from three to five years. Leasehold improvements are amortized using the straight-line method over the shorter of their estimated useful lives or the lease term. Major additions and improvements are capitalized, while replacements, repairs, and maintenance that do not extend the life of an asset are charged to operations. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation or amortization are removed from the accounts. Costs incurred to acquire, construct or install property, plant, and equipment during the construction stage of a capital project and costs capitalized in conjunction with major improvements that have not yet been placed in service are recorded as construction in progress, and accordingly are not currently being depreciated. The Company capitalizes interest cost incurred on funds used to construct property, plant and equipment.
Intangible Assets	Intangible Assets Intangible assets are recorded at cost and are amortized using the straight-line method over the estimated useful lives of the respective assets, ranging from 7 to 15 years. The cost of servicing the Company’s patents is expensed as incurred. Upon retirement or sale, the cost of intangible assets is disposed of and the related accumulated amortization is removed from the accounts.
Impairment of Long-Lived Assets	Impairment of Long-Lived Assets The Company reviews its long-lived assets, including property, equipment, software and intangibles, for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be fully recoverable. If indicators of impairment exist, management identifies the asset group which includes the potentially impaired long-lived asset, at the lowest level at which there are separate, identifiable cash flows. If the total of the expected undiscounted future net cash flows for the asset group is less than the carrying amount of the asset, a loss is recognized for the difference between the fair value and carrying amount of the asset.
Government Loans	Government Loans Government loans are classified as a noncurrent liability and recorded at amortized cost. Forgiveness of the balances due is recorded through earnings and occurs when there is confirmation from the governmental authority that the Company has complied with the conditions for forgiveness attached to the loan.
Debt Issuance Costs	Debt Issuance Costs The costs incurred in connection with the issuance of debt obligations, principally financing and legal costs, are capitalized. These costs are accreted over the term of the debt using the interest method.
Redeemable Convertible Preferred Stock Warrants Liability	Redeemable Convertible Preferred Stock Warrants Liability Free-standing warrants issued by Legacy Origin for the purchase of shares of its convertible preferred stock were classified as liabilities on the accompanying balance sheets at fair value using an Option-Pricing Model (“OPM”). Prior to the Business Combination, the liability recorded was adjusted for changes in the fair value at each reporting date and recorded as interest expense in the accompanying Consolidated Statements of Operations and Comprehensive Income (Loss). As a result of the Business Combination, the Legacy Origin warrants each converted into a warrant to purchase shares of the Company’s Common Stock converted at the Exchange Ratio. The fair value of the warrants upon consummation of the Business Combination (see Note 4), as adjusted based on the price of the underlying Common Stock, was reclassified to additional paid-in capital.
Assumed Common Stock Warrants Liability
Assumed Common Stock Warrants Liability
The Company assumed 24,150,000 public warrants (the “Public Warrants”) and 11,326,667 private placement warrants (the “Private Placement Warrants”, and the Public Warrants together with the Private Placement Warrants, the “Assumed Common Stock Warrants”) upon the Business Combination, all of which were issued in connection with Artius’ initial public offering and entitle each holder to purchase one share of Class A Common Stock at an exercise price of at $11.50 per share. As of December 31, 2021, 24,150,000 Public Warrants and 11,326,667 Private Placement Warrants are outstanding. The Public Warrants are publicly traded and are exercisable for cash unless certain conditions occur, such as the failure to have an effective registration statement related to the shares issuable upon exercise or redemption by the Company under certain conditions, at which time the warrants may be cashless exercised. The Private Placement Warrants are transferable, assignable or salable in certain limited exceptions. The Private Placement Warrants are exercisable for cash or on a cashless basis, at the holder’s option, and are non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will cease to be Private Placement Warrants, and become Public Warrants and be redeemable by the Company and exercisable by such holders on the same basis as the other Public Warrants.
The Company evaluated the Assumed Common Stock Warrants under ASC 815-40, Derivatives and Hedging-Contracts in Entity’s Own Equity (“ASC 815-40”), and concluded they do not meet the criteria to be classified in stockholders’ equity. Specifically, the exercise of the Assumed Common Stock Warrants may be settled in cash upon the occurrence of a tender offer or exchange that involves 50% or more of our Class A stockholders. Because not all of the voting stockholders need to participate in such tender offer or exchange to trigger the potential cash settlement and the Company does not control the occurrence of such an event, the Company concluded that the Assumed Common Stock Warrants do not meet the conditions to be classified in equity. Since the Assumed Common Stock Warrants meet the definition of a derivative under ASC 815, the Company recorded these warrants as liabilities on the Consolidated Balance Sheets at fair value, with subsequent changes in their respective fair values recognized in the change in fair value of Assumed Common Stock Warrant liabilities within the Consolidated Statements of Operations and Comprehensive Income (Loss) at each reporting date. The Public Warrants were publicly traded and thus had an observable market price to estimate fair value, and the Private Placement Warrants were effectively valued similar to the Public Warrants, as described in Note 6.
Earnout Liability	Earnout Liability The Company has recorded an earnout liability related to future contingent equity shares related to the Business Combination (Note 13). The Company recorded these instruments as liabilities on the Consolidated Balance Sheet at fair value, with subsequent changes in their respective fair values recognized in earnings at each reporting date.
Leases
Leases
We have operating leases for office space and equipment, some of which have escalating rentals during the initial lease term and during subsequent optional renewal periods. The Company accounts for its leases under ASC 842, Leases. We recognize a right-of-use asset and lease liability for operating leases based on the net present value of future minimum lease payments. Lease expense is recognized on a straight-line basis over the non-cancelable lease term and renewal periods that are considered reasonably certain.

Research and Development Cost	Research and Development Cost Costs related to research and development are expensed as incurred.
Stock-Based Compensation
Stock-Based Compensation
The Company has issued common stock awards under three equity incentive plans. Origin measures stock options and other stock-based awards granted to employees, directors and other service providers based on their fair value on the date of grant and recognizes compensation expenses of those awards over the requisite service period, which is generally the vesting period of the respective award. For awards with performance conditions, compensation is recorded once there is sufficient objective evidence the performance conditions are considered probable of being met. Origin applies the straight-line method of expense recognition to all awards with only service-based vesting conditions. Origin estimates the fair value of each stock option grant on the date of grant using the Black-Scholes option-pricing model and the grant date closing stock price for RSU awards and performance awards. The Black-Scholes option-pricing model requires the use of highly subjective assumptions including:
•Expected term – The expected term of the options is based on the simplified method, which takes into consideration the grant’s contractual life and vesting period and assumes that all options will be exercised between the vesting date and the contractual term of the option which averages an award’s vesting term and its contractual term.
•Expected volatility – The Company uses the trading history of various companies in its industry sector in determining an estimated volatility factor.
•Expected dividend – The Company has not declared common stock dividends and does not anticipate declaring any common stock dividends in the foreseeable future.
•Forfeiture – The Company estimates forfeitures based on historical activity and considers voluntary and involuntary termination behavior as well as analysis of actual historical option forfeitures, netting the estimated expense by the derived forfeiture rate.
•Risk-free interest rate – The Company bases the risk-free interest rate on the implied yield currently available on U.S. Treasury zero-coupon issues with the same or substantially equivalent remaining term.
Income Taxes
Income Taxes
Deferred income taxes are determined using the asset and liability method. Under this method, deferred income tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is recorded when the expected recognition of a deferred income tax asset is considered to be unlikely.
The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the tax authorities, based on the technical merits of the position. The tax benefit is measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company recognizes interest and penalties related to income tax matters as a component of income tax expense.
Functional Currency Translation	Functional Currency Translation The functional currency of the Company’s wholly-owned subsidiaries is the Canadian dollar, whereby their assets and liabilities are translated at period-end exchange rates except for nonmonetary capital transactions and balances, which are translated at historical rates. All income and expense amounts of the Company are translated at average exchange rates for the respective period. Translation gains and losses are not included in determining net loss but are accumulated in a separate component of stockholders’ equity. Foreign currency transaction gains and losses are included in the determination of net loss in the period in which they occur. These amounts are included in other income, net, of the Consolidated Statements of Operations and Comprehensive Income (Loss).
Comprehensive Income (Loss)	Comprehensive Income (Loss) The Company’s comprehensive income or loss consists of net income or loss and other comprehensive income (loss). Foreign currency translation gains or losses and unrealized gains or losses on available-for-sale marketable debt securities are included in the Company’s other comprehensive income (loss).
Basic and Diluted Net Income (Loss) Per Share	Basic and Diluted Net Income (Loss) Per Share Basic net income (loss) per common share is calculated by dividing the net income (loss) attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration of potentially dilutive securities. Diluted net income (loss) per share is computed by dividing the net income (loss) attributable to common stockholders by the weighted-average number of common stock and potentially dilutive securities outstanding for the period. For the purposes of the diluted net income (loss) per share calculation, the convertible preferred stock, common stock options, RSU awards, performance stock awards, convertible preferred stock warrants, common stock warrants, convertible notes, earnout shares, and Sponsor Vesting Shares (as defined below) are considered to be potentially dilutive securities. Basic and diluted net income (loss) per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities. The two-class method determines net income (loss) per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. All series of the Company’s convertible preferred stock are considered to be participating securities because, in addition to cumulative dividends, all holders are entitled to receive a non-cumulative dividend on a pari passu basis in the event that a dividend is paid on the common stock. The two-class method requires income or loss available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to share in undistributed earnings as if all income or loss for the period had been distributed. The holders of the convertible preferred stock do not have a contractual obligation to share in the Company’s losses. Accordingly, the Company’s net income (loss) is attributed entirely to common stockholders. For the periods presented that the Company has reported a net loss, diluted net loss per common share is the same as basic net loss per common share for those periods.
Reclassifications	Reclassifications Certain amounts in prior periods have been reclassified to conform with the report classifications of the year ended December 31, 2021, noting the Company has reflected the reverse recapitalization pursuant to the Business Combination for all periods presented within the Consolidated Balance Sheets and Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders’ Equity.
Segment Reporting	Segment Reporting The Company operates in a single segment. Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker (“CODM”) in making decisions regarding resource allocation and assessing performance. The Company has determined that its Co-Chief Executive Officers are the CODM. To date, the Company’s CODM has made such decisions and assessed performance at the Company level.
Recently Adopted Accounting Pronouncements and Recently Issued Accounting Pronouncements Not Yet Adopted
Recently Adopted Accounting Pronouncements
In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740), to simplify the accounting for income taxes. The new guidance changes various subtopics of accounting for income taxes including, but not limited to, accounting for “hybrid” tax regimes, tax basis step-up in goodwill obtained in a transaction that is not a business combination, intraperiod tax allocation exception to incremental approach, ownership changes in investments, interim-period accounting for enacted changes in tax law, and year-to-date loss limitation in interim-period tax accounting. The Company early adopted the new standard as of January 1, 2021. The adoption of the standard had no material impact on the Company’s financial results.
In February 2016, the FASB issued an ASU 2016-02, Leases (Topic 842), that amends the accounting guidance on leases. The standard establishes a right-of-use (ROU) model that requires a lessee to record an ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases are classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The FASB also subsequently issued amendments to the standard, including providing an additional and optional transition method to adopt the new standard, described below, as well as certain practical expedients related to land easements and lessor accounting. We adopted this accounting standard effective January 1, 2021, using the optional transition method with no restatement of comparative periods. Therefore, the comparative information has not been adjusted and continues to be reported under ASC Topic 840. Our adoption of the new standard did not result in a cumulative effect adjustment to retained earnings. The adoption had a material effect on the Company’s consolidated financial statements. The most significant effects relate to (1) the recognition of new right-of-use assets and lease liabilities on our consolidated balance sheet for our building leases; and (2) providing significant new disclosures about our leasing activities. The Company also elected the package of practical expedients to leases that commenced before the effective date whereby we elected to not reassess the following:
i.whether any expired or existing contracts contain leases;
ii.the lease classification for any expired or existing leases; and
iii.initial direct costs for any existing leases.
Upon adoption of ASU 2016-02, we did not record right-of-use assets or lease liabilities for leases with an initial term of 12 months or less. Payments on those leases will be recognized on a straight-line basis over the lease term. We elected to combine lease and non-lease components on new or modified leases after adoption. Upon adoption as of January 1, 2021, we recorded $1.8 million in right-of-use assets and operating lease liabilities.
In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost, and includes the Company's accounts receivable, certain financial instruments and contract assets. ASU 2016-13 results in more timely recognition of credit losses. Effective for our annual period as of January 1, 2021, the Company adopted the provisions and expanded disclosure requirements described in ASU 2016-13. The adoption of ASU 2016-13 was not material to the consolidated financial statements.
Recently Issued Accounting Pronouncements Not Yet Adopted
In November 2021, the FASB issued ASU 2021-10, Government Assistance (Topic 832), Disclosures by Business Entities about Government Assistance. The FASB issued this update to increase the transparency of government assistance including the disclosure of (1) the types of assistance, (2) an entity’s accounting for the assistance, and (3) the effect of the assistance on an entity’s financial statements. The main provisions of this update require the following annual disclosures about transactions with a government that are accounted for by applying a grant or contribution accounting model by analogy:
i.Information about the nature of the transactions and the related accounting policy used to account for the transactions
ii.The line items on the balance sheet and income statement that are affected by the transactions, and the amounts applicable to each financial statement line item
iii.Significant terms and conditions of the transactions, including commitments and contingencies.
The Company anticipates this will impact disclosures relating to their AgriScience Grant, PPP Loan, and Canadian Government Research and Development Program Liability. The amendments in this update are effective for the Company in the annual period beginning after December 15, 2021. Early application of the amendments is permitted. The Company has elected to adopt on January 1, 2022.
In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805), Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. This update improves the accounting for acquired revenue contracts with customers in a business combination by addressing diversity in practice and inconsistency related to (1) Recognition of an acquired contract liability; and (2) Payment terms and their effect on subsequent revenue recognized by the acquirer. Specifically, the update requires that an entity (acquirer) recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with ASC Topic 606, Revenue from Contracts with Customers. The amendments in this update are effective for the Company in the fiscal year beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption of the amendments is permitted, including adoption in an interim period. The Company does not believe the adoption of this standard will have a material effect on its consolidated financial statements.
In August 2020, the FASB issued ASU 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts in an entity’s own equity. The guidance is effective for fiscal years beginning on or after December 15, 2021, with early adoption permitted, but no earlier than fiscal years beginning after December 15, 2020. The Company does not believe the adoption of this standard will have a material effect on its consolidated financial statements.
In March 2020, the Financial Accounting Standards Board issued ASU No. 2020-04, Reference Rate Reform, which provides temporary optional guidance to companies impacted by the transition away from the London Interbank Offered Rate (“LIBOR”). The guidance provides certain expedients and exceptions to applying U.S. GAAP in order to lessen the potential accounting burden when contracts, hedging relationships, and other transactions that reference LIBOR as a benchmark rate are modified. The provisions of the new standard may be adopted as of the beginning of the reporting period when the election is made until December 31, 2022. The Company does not believe the adoption of this standard will have a material effect on its consolidated financial statements. The Company has elected to adopt on January 1, 2022.